Financial Instruments - Summary of Maturity Analysis For Derivative and Non Derivative Financial Liabilities (Detail) $ in Thousands	Dec. 31, 2022 CAD ($)
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Foreign currency forward contracts	$ 977
Accounts payable and accrued liabilities	627,149
Long-term debt – Revolving credit facility	459,202
Long-term debt – Term loan	203,160
Long-term debt – Notes	846,500
Other long-term liabilities	21,757
Less than 3 months [member]
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Foreign currency forward contracts	712
Accounts payable and accrued liabilities	627,149
Long-term debt – Revolving credit facility	0
Long-term debt – Term loan	0
Long-term debt – Notes	0
Other long-term liabilities	0
3 months to 1 year [member]
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Foreign currency forward contracts	265
Accounts payable and accrued liabilities	0
Long-term debt – Revolving credit facility	0
Long-term debt – Term loan	27,088
Long-term debt – Notes	0
Other long-term liabilities	0
Greater than 1 year [member]
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Foreign currency forward contracts	0
Accounts payable and accrued liabilities	0
Long-term debt – Revolving credit facility	459,202
Long-term debt – Term loan	176,072
Long-term debt – Notes	846,500
Other long-term liabilities	$ 21,757